Shareholder Fees {- Fidelity® Series Floating Rate High Income Fund}	Nov. 28, 2020 USD ($)
09.30 Fidelity Series Floating Rate High Income Fund Series PRO-07 | Fidelity® Series Floating Rate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none